STOCK-BASED COMPENSATION - Significant Assumptions in Estimating Option Fair Value (Details) - Options issued and outstanding	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	71.41%	69.10%
Risk-free interest rate	0.49%	2.47%
Expected term	5 years 9 months 25 days	5 years 9 months 29 days